Other Income and Other Gains (Losses), Net - Schedule of Other Income (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule Of Other Income Abstract
Government subsidies	$ 498,591	$ 64,059	$ 491,956	$ 317,575
Sale of scrap materials			206,215
Others	82,926	10,654	178,482	312,971
Other income	$ 581,517	$ 74,713	$ 876,653	$ 630,546